FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - Recurring basis ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Assets:
Loans to employees and related parties	₽ 7,693	$ 103.6	₽ 5,131
Marketable securities	4,049	54.5
Investments in debt securities	452	6.1
Fair value of financial assets	12,194	164.2	5,131
Liabilities:
Convertible debt (Note 13)	106,484	1,433.3	119,739
Redeemable noncontrolling interests (Note 15)	869	11.7	3,167
Fair value of financial liabilities	107,353	$ 1,445.0	122,906
Level 1
Assets:
Marketable securities	4,049
Investments in debt securities	452
Fair value of financial assets	4,501
Level 2
Assets:
Loans to employees and related parties	7,693		5,131
Fair value of financial assets	7,693		5,131
Liabilities:
Convertible debt (Note 13)	106,484		119,739
Fair value of financial liabilities	106,484		119,739
Level 3
Liabilities:
Redeemable noncontrolling interests (Note 15)	869		3,167
Fair value of financial liabilities	₽ 869		₽ 3,167